Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Expenses And Other Liabilities Current [Abstract]
Deposits from business partner	¥ 240,727		¥ 228,187
Fulfillment payable	78,834		102,509
Other tax payable	95,732		69,421
Operating lease liabilities - current	¥ 49,992		¥ 33,509
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
Refund liabilities	¥ 28,403		¥ 8,159
Others	28,690		23,338
Total	¥ 522,378	$ 71,565	¥ 465,123